Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

10. Stock-Based Compensation

Stock Plans

On June 18, 2015, our Shareholders approved the 2015 Omnibus Equity Incentive Plan (“2015 OEIP”).  The 2015 OEIP, which became effective the same date, replaced the 2005 Stock Option / Stock Issuance Plan (“2005 Plan”) which was due to expire on July 28, 2015.  All outstanding options under the 2005 Plan remain outstanding, but no new grants will be made under that Plan.  The maximum number of shares of the Company’s common stock available for issuance over the term of the 2015 OEIP may not exceed 2,125,000 shares.

The 2015 Plan provides for the issuance of full value awards (restricted stock, performance stock, dividend equivalent right or restricted stock units) and not full value awards (stock options or stock appreciation rights) to employees, non-employee members of the board and consultants. Any full value award settled in shares will be debited as 1.2 shares and not full value awards settled in shares will be debited as 1.0 shares against the share reserve.  The exercise price per share for option grants is not to be less than the fair market value per share of the Company’s common stock on the date of grant. The Board of Directors has the discretion to determine the vesting schedule. Options may be exercisable immediately or in installments, but generally vest over a four-year period from the date of grant. In the event the holder ceases to be employed by the Company, all unvested options terminate and all vested options may be exercised within a period following termination. In general, options expire ten years from the date of grant. Restricted stock is valued using the closing stock price on the date of the grant. The total value is expensed over the vesting period of 12 to 48 months.

Employee Stock Purchase Plan

The Company has a shareholder approved employee stock purchase plan (“ESPP”), under which substantially all employees may purchase the Company’s common stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock as of the beginning and end of six-month offering periods. An employee’s payroll deductions under the ESPP are limited to 10% of the employee’s compensation and employees may not purchase more than the lesser of $25,000 of stock, or 250 shares, for any purchase period. Additionally, no more than 250,000 shares may be purchased under the plan.

Stock Compensation Expense

The Company accounts for all stock-based payment awards made to employees and directors based on their fair values and recognized as compensation expense over the vesting period using the straight-line method over the requisite service period for each award as required by FASB ASC Topic No. 718, Compensation-Stock Compensation.

Valuation of Stock Option and Restricted Stock Awards

The assumptions used to compute the share-based compensation costs for the stock options granted during the years ended December 31, 2016, 2015, and 2014, respectively, using the Black-Scholes option pricing model, were as follows:

	Year Ended December 31,
	2016	2015	2014
Weighted average grant-date fair value of stock options	$1.40	$3.08	$2.28
Assumptions
Risk-free interest rate (weighted average)	1.1%	1.1%	1.2%
Expected dividend yield	—	—	—
Weighted average expected life (years)	4.8	4.0	3.5
Volatility (weighted average)	74.3%	83.5%	82.9%
Forfeiture rate	23.0%	23.3%	25.5%

The risk-free interest rate assumption was based on the United States Treasury’s rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. The Company assumed no dividend yield because it does not expect to pay dividends for the foreseeable future.  The weighted average expected life is the vesting period for those options granted during that period.  The average volatility is based on the actual historical volatility of our common stock.  The forfeiture rate was based on modified employee turnover.

Grants of restricted stock are valued using the closing stock price on the date of grant. In the year ended December 31, 2016, a total of 75,000 shares of restricted stock, with a total value of $51,000, were granted to non-employee members of the Board of Directors. This cost will be amortized over a period of 12  months. In addition, 300,000 shares of restricted stock, with a total value of $0.9  million, were granted to key officers and employees of the Company. This cost will be amortized over a period of 48 months.

Valuation of ESPP

The fair values are estimated at the beginning of each offering period using a Black-Scholes valuation model that uses the assumptions noted in the following table. The risk-free rate is based on the U.S. treasury yield curve in effect at the time of grant. Expected volatility was based on the historical volatility on the day of grant. Following is a schedule of the shares purchased, the fair value per share, and the Black-Scholes model assumptions for each offering period:

	(Ending)
	September 30,	March 31,	September 30,	March 31,	September 30,
Offering Period Ended	2016	2016	2015	2015	2014
Shares purchased for offering period	3,536	3,498	3,113	2,804	3,405
Fair value per share	$0.77	$1.24	$2.39	$1.72	$3.32
Assumptions
Risk-free interest rate (average)	0.47%	0.18%	0.11%	0.40%	0.80%
Expected dividend yield	—	—	—	—	—
Weighted average expected life (years)	0.5	0.5	0.5	0.5	0.5
Volatility (average)	40.4%	66.1%	103.8%	109.1%	74.0%

Compensation Costs

Non-cash stock-based compensation expenses related to stock options, restricted stock grants and the ESPP were recorded in the financial statements as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Cost of revenues	$3	$12	$13
Selling and marketing	277	335	270
Research and development	495	644	659
General and administrative	753	1,167	1,437
Restructuring expense	—	—	1,273
Total non-cash stock compensation expense	$1,528	$2,158	$3,652

Total share-based compensation for each year includes cash payment of income taxes related to grants of restricted stock in the amounts of $0, $0.1 million and $0.2 million for the years ended December 31, 2016, 2015, and 2014, respectively.

Stock Options

A summary of the Company’s stock options outstanding under the 2015 and 2005 Plans as of December 31, 2016 and the activity during the years ended herein are as follows (in thousands except per share amounts):

		Weighted Ave.	Aggregate
	Shares	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2013	543	$27.04	$—
(393 options exercisable at a weighted average exercise price of $35.24)
Granted (weighted average fair value of $2.28)	158	$3.80
Exercised	(1)	$5.52
Cancelled	(166)	$23.92
Outstanding as of December 31, 2014	534	$21.16	$—
(322 options exercisable at a weighted average exercise price of $32.16)
Granted (weighted average fair value of $3.08)	18	$5.08
Exercised	(2)	$4.76
Cancelled	(139)	$16.20
Outstanding as of December 31, 2015	411	$21.56	$—
(1,291 options exercisable at a weighted average exercise price of $8.04)
Granted (weighted average fair value of $1.40)	33	$2.36
Exercised	—	$—
Cancelled	(71)	$8.04
Outstanding as of December 31, 2016	373	$22.44	$—
Exercisable as of December 31, 2016	307	$26.48	$—
Vested and expected to vest at December 31, 2016	366	$22.79	$—

During the year ended December 31, 2016, no options were exercised. The weighted-average grant-date fair value of options granted during the year ended December 31, 2016 was $2.36.  As of December 31, 2016, there is $2.1 million of unrecognized compensation costs related to non-vested stock options and restricted stock granted under the Plans.  At December 31, 2016, there were 1.7 million and 0 shares available for future grants under the 2015 Omnibus Equity Incentive Plan and 2005 Stock Issuance / Stock Option Plan, respectively.

Restricted Stock Awards

There were 375,000 restricted stock awards were granted under the 2015 Omnibus Equity Incentive Plan and 2005 Stock Issuance / Stock Option Plan as of December 31, 2016.

A summary of the Company’s restricted stock awards outstanding under the 2015 and 2005 Plans as of December 31, 2016, and the activity during years ended therein, are as follows (in thousands):

		Weighted average
	Number	grant date
	of shares	fair value
Unvested at December 31, 2013	436	$9.92
Granted	406	$7.16
Vested	(360)	$9.92
Cancelled and forfeited	(51)	$7.16
Unvested at December 31, 2014	431	$7.64
Granted	343	$6.00
Vested	(252)	$7.80
Cancelled and forfeited	(71)	$6.68
Unvested at December 31, 2015	451	$6.44
Granted	375	$2.70
Vested	(253)	$5.83
Cancelled and forfeited	(139)	$4.16
Unvested at December 31, 2016	434	$4.30